Award Timing Disclosure	12 Months Ended
Jul. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In March 2021, we adopted an Equity Award Grant Policy that sets forth the process and timing for us to follow when we grant equity awards for shares of our common stock to our employees, including our executive officers, pursuant to any of our equity compensation plans. The policy was amended and restated in September 2023, further amended and restated in June 2024 and subsequently amended in March 2025. Pursuant to the policy (as amended and restated), all grants of equity awards must be approved in advance by our Board, the Compensation Committee or, subject to the delegation requirements in the policy, an equity grant committee consisting of our CEO, CFO, and General Counsel (the “Equity Grant Committee”). The Compensation Committee has delegated limited authority to the Equity Grant Committee to make routine grants of RSUs to non-executive employees who (i) are not members of the Equity Grant Committee, (ii) are not subject to Section 16 of the Exchange Act, and (iii) are at or below the level of Vice President, in each case within specific parameters and ranges established by the Compensation Committee.
The Equity Award Grant Policy sets forth that equity awards are generally granted on the following regularly scheduled basis:
•Equity awards granted in connection with the hiring of a new employee or the promotion of an existing employee will be on a quarterly basis and be effective on the date on which such award is approved by the Board, the Compensation Committee or the Equity Grant Committee.
•Equity awards granted to existing employees (other than in connection with a promotion) will generally be granted, if at all, on an annual basis effective on the date on which such award is approved by the Board, the Compensation Committee or the Equity Grant Committee.
Our Board, the Compensation Committee and the Equity Grant Committee retain the discretion to grant equity awards at other times to the extent appropriate in light of the circumstances of such awards.
In addition, the policy sets forth the manner in which our equity awards will be priced. Prior to March 12, 2025, if an award of restricted stock or restricted stock units was denominated in dollars, the number of shares subject to the award was determined by dividing the dollar value by the average closing market price on the NYSE of one share of our common stock over the ten trading days ending two trading days immediately preceding the effective date of grant, rounded up to the nearest whole share. Effective March 12, 2025, the policy was amended to provide that, if an award of restricted stock or restricted stock units is denominated in dollars, the number of shares subject to the award will be determined by dividing the dollar value by the average closing market price on the NYSE of one share of our common stock, (i) for grants made within one month following our regular quarterly earnings announcement, over the five trading days before and five trading days after such earnings announcement, and
(ii) for all other grants, over the ten trading days ending two trading days immediately preceding the effective date of grant, with such total number of shares rounded up to the nearest whole share.
The exercise price of all stock options will be equal to the closing market price on the NYSE of a share of our common stock on the effective date of grant, or if no closing price is reported for such date, the closing price on the last preceding date for which a closing price is reported.
The Company believes these practices enhance its internal controls around its equity award granting process. It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation and not to take material non-public information into account when determining the timing or terms of equity awards. If circumstances were to arise that would warrant a grant of an equity award other than at the times set forth above, the Compensation Committee, the Board or the Equity Grant Committee may consider and approve such grants taking into account any possession of material non-public information.
During fiscal year 2025, none of our NEOs was granted an option and accordingly, no option was granted to an NEO during the period beginning four business days before, and ending one business day after, the filing of a Quarterly Report on Form 10-Q or an Annual Report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed MNPI.

Award Timing Method
The Equity Award Grant Policy sets forth that equity awards are generally granted on the following regularly scheduled basis:
•Equity awards granted in connection with the hiring of a new employee or the promotion of an existing employee will be on a quarterly basis and be effective on the date on which such award is approved by the Board, the Compensation Committee or the Equity Grant Committee.
•Equity awards granted to existing employees (other than in connection with a promotion) will generally be granted, if at all, on an annual basis effective on the date on which such award is approved by the Board, the Compensation Committee or the Equity Grant Committee.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company believes these practices enhance its internal controls around its equity award granting process. It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation and not to take material non-public information into account when determining the timing or terms of equity awards. If circumstances were to arise that would warrant a grant of an equity award other than at the times set forth above, the Compensation Committee, the Board or the Equity Grant Committee may consider and approve such grants taking into account any possession of material non-public information.

MNPI Disclosure Timed for Compensation Value	false